Cover	Mar. 03, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 03, 2022
Entity File Number	333-239929
Entity Registrant Name	KENONGWO GROUP US, INC.
Entity Central Index Key	0001797762
Entity Tax Identification Number	37-1914208
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	Yangjia Group
Entity Address, Address Line Two	Xiaobu Town
Entity Address, Address Line Three	Yuanzhou District
Entity Address, City or Town	Yichun City
City Area Code	86-400
Local Phone Number	915-2178
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false